UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

December 11, 2007 to January 8, 2008

Commission File Number of issuing entity: 333-139944-01

HOLMES MASTER ISSUER PLC

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-139944

HOLMES FUNDING LIMITED

(Exact name of depositor as specified in its charter)

ABBEY NATIONAL PLC

(Exact name of sponsor as specified in its charter)

England and Wales

(State or other jurisdiction of incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification No.)

Abbey National House

2 Triton Square

Regent’s Place

London   NW1 3AN

United Kingdom

(Address of principal executive offices of the issuing entity)

+44 (0)20 7612 4000

(Telephone number, including area code)

None

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
Title of class				(If Section 12(b))
Series 2007-1, Class 1A1	[___]	[___]	☒	None
Series 2007-1, Class 2A	[___]	[___]	☒	None
Series 2007-1, Class 3A1	[___]	[___]	☒	None
Series 2007-1, Class 4A	[___]	[___]	☒	None
Series 2007-1, Class 1B1	[___]	[___]	☒	None
Series 2007-1, Class 1C1	[___]	[___]	☒	None
Series 2007-1, Class 2C1	[___]	[___]	☒	None
Series 2007-2, Class 1A1	[___]	[___]	☒	None
Series 2007-2, Class 2A1	[___]	[___]	☒	None
Series 2007-2, Class 3A1	[___]	[___]	☒	None
Series 2007-2, Class 4A	[___]	[___]	☒	None
Series 2007-2, Class 1B	[___]	[___]	☒	None
Series 2007-2, Class 2B1	[___]	[___]	☒	None
Series 2007-2, Class 2M1	[___]	[___]	☒	None
Series 2007-2, Class 1C	[___]	[___]	☒	None
Series 2007-2, Class 2C1	[___]	[___]	☒	None

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X. No ......

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PART I – DISTRIBUTION INFORMATION

Item 3. Sales and Securities and Use of Proceeds.

On December 21, 2007, the issuing entity issued the following classes of Series 2007-3 notes (the “Regulation S notes”):

Series 1 Class A1	€ 3,854,466,000
Series 1 Class A2	€ 3,114,720,000
Series 1 Class A3	€ 2,491,776,000
Series 1 Class B	£124,000,000
Series 1 Class M	£127,000,000
Series 1 Class C	£250,000,000

The Regulation S notes were subscribed by Banco Santander, S.A. and onsold to Abbey National plc outside the United States pursuant to Regulation S under the Securities Act.

The gross proceeds from the issue of the Regulation S notes was approximately £7,258,830,000 and was used by the issuing entity to make available term advances to Holmes Funding Limited pursuant to the terms of the master intercompany loan agreement as described in the 2007-1 Prospectus and 2007-2 Prospectus. Funding will use the gross proceeds of each term advance to pay the purchase price to Abbey National plc for the sale of part of Abbey National plc’s share in the trust property of Holmes Funding Limited.

The information required by paragraph (e) of Item 1113 of Regulation AB regarding the Regulation S notes was previously reported in the 2007-1 Prospectus and 2007-2 Prospectus.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Holmes Funding Limited, as depositor
Date: 30 January 2008	By: /s/ Jessica Petrie Name: Jessica Petrie Title: Authorised Signatory

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